Shareholder Report	5 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key		0001177017
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000186128
Shareholder Report [Line Items]
Fund Name		Retirement Income 2020 Fund
Class Name		Investor Class
Trading Symbol		TRLAX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Income 2020 Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number		1‑800‑638‑5660
Additional Information Email		info@troweprice.com
Additional Information Website		www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - Investor Class	$27	0.52%

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.52%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 162,892,000	$ 162,892,000
Holdings Count | Holding	27	27
InvestmentCompanyPortfolioTurnover		11.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$162,892
Number of Portfolio Holdings	27

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	11.5%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	39.7%
Domestic Bond Funds	32.5
International Equity Funds	13.1
International Bond Funds	12.2
Short-Term and Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.9%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.4
T. Rowe Price Value Fund	7.6
T. Rowe Price Growth Stock Fund	7.5
T. Rowe Price Hedged Equity Fund	5.5
T. Rowe Price U.S. Large-Cap Core Fund	5.2
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Equity Index 500 Fund	4.2
T. Rowe Price Overseas Stock Fund	3.8
T. Rowe Price International Value Equity Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address		www.troweprice.com/paperless
C000247283
Shareholder Report [Line Items]
Fund Name	Retirement Income 2020 Fund
Class Name	I Class
Trading Symbol	TRABX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement Income 2020 Fund (the "fund") for the period of January 17, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - I Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 162,892,000	$ 162,892,000
Holdings Count | Holding	27	27
InvestmentCompanyPortfolioTurnover	11.50%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$162,892
Number of Portfolio Holdings	27

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	11.5%

Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	39.7%
Domestic Bond Funds	32.5
International Equity Funds	13.1
International Bond Funds	12.2
Short-Term and Other	2.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	13.9%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.4
T. Rowe Price Value Fund	7.6
T. Rowe Price Growth Stock Fund	7.5
T. Rowe Price Hedged Equity Fund	5.5
T. Rowe Price U.S. Large-Cap Core Fund	5.2
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Equity Index 500 Fund	4.2
T. Rowe Price Overseas Stock Fund	3.8
T. Rowe Price International Value Equity Fund	3.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless